Evaluation tools at customers	12 Months Ended
Dec. 31, 2014
Other Inventory, Gross [Abstract]
Evaluation tools at customers
Evaluation tools at customers

The changes in the amount of evaluation tools are as follows:

	December 31,
	2013	2014
Balance at beginning of year	16,922	13,332
Evaluation tools shipped	8,329	12,845
Depreciation	(3,771)	(3,448)
Evaluation tools sold	(6,221)	(4,814)
Reclassification	—	(1,391)
Foreign currency translation effect	(1,927)	1,243
Balance at end of year	13,332	17,767

Useful lives in years:	5

The gross carrying amount of the evaluation tools at customers per December 31, 2014 was €23,133 (2013: €18,082), accumulated depreciation per December 31, 2014 was €5,366 (2013: €4,750).

Evaluation tools are systems delivered to customers under evaluation agreements. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as cost of sales.